Equity - Accumulated other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Beginning balance	$ (548)
Exchange differences arising on translation of foreign operations	0	$ 44
Changes in fair value of financial assets	(2)	(2)	$ (5)
Remeasurement of defined benefit pension plans	5	(1)	17
Ending balance	(666)	(548)
Accumulated other Comprehensive income [member]
IFRS Statement [Line Items]
Beginning balance	(548)	(952)	(549)
Exchange differences arising on translation of foreign operations	(72)	512	(545)
Changes in fair value of financial assets	(179)	67	(30)
Remeasurement of defined benefit pension plans	133	(175)	172
Ending balance	(666)	(548)	(952)
Defined benefit pension plans
IFRS Statement [Line Items]
Beginning balance	105	280	108
Exchange differences arising on translation of foreign operations	0	0	0
Changes in fair value of financial assets	0	0	0
Remeasurement of defined benefit pension plans	133	(175)	172
Ending balance	238	105	280
Unrealized gain (losses) on securities [Member]
IFRS Statement [Line Items]
Beginning balance	(869)	(936)	(906)
Exchange differences arising on translation of foreign operations	0	0	0
Changes in fair value of financial assets	(179)	67	(30)
Remeasurement of defined benefit pension plans	0	0	0
Ending balance	(1,048)	(869)	(936)
Foreign currency translation [member]
IFRS Statement [Line Items]
Beginning balance	216	(296)	249
Exchange differences arising on translation of foreign operations	(72)	512	(545)
Changes in fair value of financial assets	0	0	0
Remeasurement of defined benefit pension plans	0	0	0
Ending balance	$ 144	$ 216	$ (296)